Filed with the Securities and Exchange Commission on February 15, 2005
1933 Act Registration File No. 33-20158
1940 Act File No. 811-5469

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. __	☐

Post-Effective Amendment No. 27	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 27	☒

WEXFORD TRUST
(Exact Name of Registrant as Specified in Charter)

3000 Stonewood Drive, Suite 310
Wexford, PA 15090-8388
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (724) 935-5520 or 1-800-860-3863

Ronald H. Muhlenkamp
3000 Stonewood Drive, Suite 310
Wexford, PA 15090-8388
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement.

It is proposed that this filing will become effective

X	immediately upon filing pursuant to paragraph (b)
___	on _______________ pursuant to paragraph (b)
___	60 days after filing pursuant to paragraph (a)(1)
___	on ____________ pursuant to paragraph (a)(1)
___	75 days after filing pursuant to paragraph (a)(2)
___	on ______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

_X_	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 26 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on December 15, 2004 and pursuant to Rule 485(a)(1) would be come effective on February 15, 2005.

This Post-Effective Amendment No. 27 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 25, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 27 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Wexford and the State of Pennsylvania on the 15th day of February, 2005.

WEXFORD TRUST

By: /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on February 15, 2005.

Signature	Title
/s/ Ronald H. Muhlenkamp Ronald H. Muhlenkamp	President and Trustee
Alfred E. Kraft * Alfred E. Kraft	Independent Trustee
Terrence McElligott* Terrence McElligott	Independent Trustee
/s/James S. Head James S. Head	Vice President and Treasurer
/s/ Ronald H. Muhlenkamp Ronald H. Muhlenkamp Attorney-in-Fact pursuant to the Power of Attorney previously filed on December 15, 2004.